Financial Liabilities at Amortized Cost - Schedule of Financial Liabilities at Amortized Cost (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current:
Subsidiary’s preferred shares liabilities		$ 97,688
Non-controlling shareholders’ conversion right		673,722
Total current financial liabilities		771,410
Non-current:
Subsidiary’s preferred shares liabilities	1,953,761	1,856,073
Add: Net exchange differences	(123,935)
Total non-current financial liabilities	$ 1,829,826	$ 1,856,073